Significant Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2025
Significant Related Party Transactions and Balances [Abstract]
Significant related party transactions and balances
19.	Significant related party transactions and balances

Other than those disclosed elsewhere in the financial statements, significant related party transactions during the year on terms agreed between the Group and its related parties were as follows:

	March 31, 2023	March 31, 2024	March 31, 2025
	US$	US$	US$
Fashion Focus Manufacturing Ltd
Management fee charged from	215,544	223,548	274,987
Loan interest charged to (Note 17)	13,883	2,625	39,418

Merit Focus Ltd
Loan interest charged to (Note 17)	—	162,743	331,287

Balances with related parties

	March 31, 2023	March 31, 2024	March 31, 2025
	US$	US$	US$
Amount due to related parties, net
Fashion Focus Manufacturing Ltd	3,056,927	—	—

Amount due from related parties, net
Fashion Focus Manufacturing Ltd(i)	—	2,053,318	1,053,708

Loan to related parties, net
Fashion Focus Manufacturing Ltd(ii)	52,345	54,970	—
Merit Focus Ltd(i)	—	3,946,204	4,291,215
	52,345	4,001,174	4,291,215

Amounts due from and (to) related parties are unsecured and non-interest bearing.

Loans to related parties are interest bearing at the prevailing interest rates levied by the financial institution and repayable upon maturity of the loans.

All amounts due from related parties and loans to related parties have been repaid as at the date of this report.

Key management personnel

Key management personnel are directors of the Group and those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly.

The remuneration of key management personnel of the Group during the financial years were as follows:

	March 31, 2023	March 31, 2024	March 31, 2025
	US$	US$	US$
Director’s remuneration	114,000	114,000	242,200